Related Party Transactions - Summary of Transactions with Unicom Group and its Subsidiaries (Detail) - CNY (¥) ¥ in Millions					12 Months Ended
	Dec. 26, 2018	Dec. 21, 2017	Aug. 24, 2017	Feb. 27, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
China United Network Communications Group Company Limited and its subsidiaries [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan from Unicom Group and its subsidiaries			¥ 3,893	¥ 1,344	¥ 3,042	¥ 5,237
Repayment of unsecured entrusted loan to Unicom Group					1,344	3,893	¥ 1,344
Loan from a related party		¥ 435			48	435
Repayment of loan from a related party					435
Interest expenses on unsecured entrusted loan					10	70	33
Interests expenses on loan from a related party					12
Net deposits/(withdrawal) by Unicom Group and its subsidiaries with/from Finance Company					2,336	(112)	2,397
Interest expenses on the deposits in Finance Company					¥ 93	¥ 34	¥ 11
Bonds, maturity period		1 year	6 months	1 year
A Share Company [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan from Unicom Group and its subsidiaries	¥ 3,042
Bonds, maturity period	5 years